Provisions (Tables)	6 Months Ended
Jun. 30, 2023
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Summary of Provisions

	June 30, 2023 £’000	December 31, 2022 £’000

Social security contribution on vested share options	56	9
Provisions for deferred contingent cash consideration	5,056	4,634
Restructuring	—	179

Total	5,112	4,822

Current	4,701	4,822
Non-Current	411	—